GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS U.S. High Income ETF

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 47.93%

Capital Markets - 15.49%
Ares Capital Corp.	37,122	$777,706
Bain Capital Specialty Finance, Inc.	49,339	769,195
Barings BDC, Inc.	69,881	722,570
BlackRock TCP Capital Corp.	56,755	811,596
Goldman Sachs BDC, Inc.	39,529	775,164
Golub Capital BDC, Inc.	50,246	764,242
Hercules Capital, Inc.	46,501	840,273
New Mountain Finance Corp.	56,498	782,496
Oaktree Specialty Lending Corp.	102,307	754,003
Owl Rock Capital Corp.	53,247	786,991
Prospect Capital Corp.	91,016	753,612
Sixth Street Specialty Lending, Inc.	33,248	774,346
SLR Investment Corp.	42,113	763,509
TCG BDC, Inc.	54,725	787,492
TriplePoint Venture Growth BDC Corp.	43,793	764,626
Total Capital Markets		11,627,821
Energy Equipment & Services - 1.16%
USA Compression Partners LP(a)	49,502	871,730
Equity Real Estate Investment Trust (REIT) - 6.00%
Alexander’s, Inc.	2,946	754,854
Gaming and Leisure Properties, Inc.	16,504	774,532
Getty Realty Corp.	24,633	704,996
MGM Growth Properties LLC, Class A	19,324	747,839
Spirit Realty Capital, Inc.	16,281	749,252
WP Carey, Inc.	9,490	767,172
Total Equity Real Estate Investment Trust (REIT)		4,498,645
Mortgage Real Estate Investment Trust (REIT) - 8.54%
AGNC Investment Corp.	49,853	653,074
Annaly Capital Management, Inc.	93,687	659,556
Apollo Commercial Real Estate Finance, Inc.	57,004	794,066
Blackstone Mortgage Trust, Inc., Class A	24,394	775,485
Broadmark Realty Capital, Inc.	80,597	697,164
Chimera Investment Corp.	49,628	597,521
KKR Real Estate Finance Trust, Inc.	36,091	743,836
New Residential Investment Corp.	69,565	763,824
PennyMac Mortgage Investment Trust	43,036	726,878
Total Mortgage Real Estate Investment Trust (REIT)		6,411,404
Oil, Gas & Consumable Fuels - 16.74%
Cheniere Energy Partners LP(a)	18,445	1,039,561
Crestwood Equity Partners LP(a)	30,460	911,363
Delek Logistics Partners LP(a)	17,713	779,195
Energy Transfer LP(a)	93,348	1,044,565
Enterprise Products Partners LP(a)	35,741	922,475
Hess Midstream LP	28,569	857,070
Holly Energy Partners LP(a)	47,040	832,138
Kinder Morgan, Inc.	49,062	927,762
Magellan Midstream Partners LP(a)	17,269	847,390

Investments	Shares	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP(a)	26,590	$882,256
NuStar Energy LP(a)	53,803	775,839
ONEOK, Inc.	13,223	933,940
Shell Midstream Partners LP(a)	70,648	1,004,615
Sunoco LP(a)	19,622	801,362
Total Oil, Gas & Consumable Fuels		12,559,531
TOTAL COMMON STOCKS
(Cost $33,193,649)		35,969,131

INVESTMENT COMPANIES - 51.82%

Allspring Income Opportunities	318,976	2,519,910
Angel Oak Financial Strategies Income Term Trust	170,502	2,692,227
Ares Dynamic Credit Allocation Fund, Inc.	178,969	2,584,312
Barings Global Short Duration High Yield Fund	168,568	2,612,804
BlackRock Corporate High Yield Fund, Inc.	231,366	2,491,812
DoubleLine Yield Opportunities Fund	152,984	2,562,482
First Trust Senior Floating Rate Income Fund II	238,426	2,997,016
KKR Income Opportunities Fund	174,525	2,518,396
Nuveen Credit Strategies Income Fund	436,863	2,699,813
Nuveen Real Asset Income and Growth Fund	180,688	2,760,912
PGIM Global High Yield Fund, Inc.	186,189	2,489,347
PGIM High Yield Bond Fund, Inc.	176,276	2,529,561
Western Asset Emerging Markets Debt Fund, Inc.	221,003	2,371,362
Western Asset High Income Fund II, Inc.	413,120	2,486,982
Western Asset High Yield Defined Opportunity Fund, Inc.	185,333	2,572,422
TOTAL INVESTMENT COMPANIES
(Cost $42,723,442)		38,889,358

TOTAL INVESTMENTS - 99.75%
(Cost $75,917,091)		$74,858,489

Other Assets In Excess Of Liabilities - 0.25%		187,451

NET ASSETS (100.00%)		$75,045,940

(a)	Master Limited Partnership (“MLP”).

GraniteShares HIPS U.S. High Income ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$35,969,131	$–	$–	$35,969,131
Investment Companies	38,889,358	–	–	38,889,358
Total	$74,858,489	$–	$–	$74,858,489

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2022 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.